Columbia Select Global Equity Fund
Third Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Canada 1.1%
Waste Connections, Inc.	41,562	7,758,378
France 2.0%
Schneider Electric SE	56,438	14,605,783
Germany 6.8%
E.ON SE	451,528	8,237,338
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	16,233	10,627,275
SAP SE	111,600	31,912,667
Total		50,777,280
Greece 0.9%
National Bank of Greece SA	485,659	6,774,245
India 1.3%
HDFC Bank Ltd.	414,509	9,512,282
Ireland 1.3%
Smurfit WestRock PLC	222,126	9,857,952
Japan 4.9%
Hitachi Ltd.	567,400	17,362,810
Keyence Corp.	38,800	14,035,181
Shin-Etsu Chemical Co., Ltd.	172,300	4,958,263
Total		36,356,254
Taiwan 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	855,000	32,916,891
United Kingdom 12.2%
3i Group PLC	241,251	13,182,478
Compass Group PLC	382,301	13,433,856
Experian PLC	467,823	24,649,946
Pearson PLC	544,896	7,705,351
RELX PLC	454,846	23,634,293
Weir Group PLC (The)	237,546	8,345,205
Total		90,951,129
United States 63.9%
Abbott Laboratories	62,690	7,910,851
Alphabet, Inc., Class A	117,243	22,498,932
Amazon.com, Inc.(a)	145,986	34,176,782
Boston Scientific Corp.(a)	105,434	11,062,135
Common Stocks (continued)
Issuer	Shares	Value ($)
Eli Lilly & Co.	11,535	8,536,707
Hilton Worldwide Holdings, Inc.	28,235	7,569,239
Howmet Aerospace, Inc.	174,038	31,286,811
Insulet Corp.(a)	47,080	13,577,872
Intercontinental Exchange, Inc.	68,414	12,644,960
Intuitive Surgical, Inc.(a)	17,239	8,293,511
Lam Research Corp.	295,945	28,067,424
Linde PLC	60,460	27,827,320
MasterCard, Inc., Class A	68,546	38,829,253
Meta Platforms, Inc., Class A	20,531	15,879,497
Microsoft Corp.	131,410	70,107,235
Motorola Solutions, Inc.	13,099	5,750,199
NVIDIA Corp.	319,014	56,743,020
Progressive Corp. (The)	31,995	7,744,070
Thermo Fisher Scientific, Inc.	27,577	12,897,211
Visa, Inc., Class A	69,305	23,942,798
Walmart, Inc.	221,186	21,671,804
Western Digital Corp.	103,720	8,161,727
Total		475,179,358
Total Common Stocks (Cost $405,117,421)		734,689,552

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(b),(c)	2,162,663	2,162,014
Total Money Market Funds (Cost $2,161,908)		2,162,014
Total Investments in Securities (Cost $407,279,329)		736,851,566
Other Assets & Liabilities, Net		6,500,786
Net Assets		$743,352,352

Columbia Select Global Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Global Equity Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	4,588,244	213,226,853	(215,652,628)	(455)	2,162,014	291	278,106	2,162,663
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Global Equity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT155_10_R01_(09/25)